FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Assets:
Available-for-sale securities - current	¥ 0	$ 0	¥ 104,499
Available-for-sale securities-non-current	¥ 104,134	14,667	¥ 0
Fair Value, Measurements, Recurring
Assets:
Short term investments - equity linked notes		48,875
Equity securities applying fair value option		228,706		$ 178,871
Available-for-sale securities - current				104,499
Available-for-sale securities-non-current		104,134
Equity securities with readily determinable fair value		330,414
Liabilities:
Convertible senior notes		782,969		1,070,699
Foreign exchange forward contracts- payable		25,307		59,911
Financial liabilities measured at fair value(current and non-current portion)		831,333
Foreign exchange forward contracts- payable		25,307		59,911
Fair Value, Measurements, Recurring | Foreign exchange forward contracts
Assets:
Derivative assets		103,100		119,625
Fair Value, Measurements, Recurring | Foreign exchange option
Liabilities:
Foreign exchange forward contracts- payable				3,226
Derivative liability interest rate swap		1,159
Foreign exchange forward contracts- payable				3,226
Fair Value, Measurements, Recurring | Level 1
Assets:
Short term investments - equity linked notes		48,875
Equity securities applying fair value option				0
Available-for-sale securities - current				0
Equity securities with readily determinable fair value		330,114
Liabilities:
Convertible senior notes				0
Foreign exchange forward contracts- payable				0
Foreign exchange forward contracts- payable				0
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange forward contracts
Assets:
Derivative assets				0
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange option
Liabilities:
Foreign exchange forward contracts- payable				0
Foreign exchange forward contracts- payable				0
Fair Value, Measurements, Recurring | Level 2
Liabilities:
Foreign exchange forward contracts- payable		25,307		59,911
Foreign exchange forward contracts- payable		25,307		59,911
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange forward contracts
Assets:
Derivative assets		103,100		119,625
Fair Value, Measurements, Recurring | Level 3
Assets:
Equity securities applying fair value option		228,706		178,871
Available-for-sale securities - current				104,499
Available-for-sale securities-non-current		104,134
Liabilities:
Convertible senior notes		782,969		1,070,699
Financial liabilities measured at fair value(current and non-current portion)		831,333
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange option
Liabilities:
Foreign exchange forward contracts- payable				3,226
Derivative liability interest rate swap		$ 1,159
Foreign exchange forward contracts- payable				$ 3,226